Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Lifestyle Aggressive Portfolio) | Class A
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.50%	[2]
(Lifestyle Aggressive Portfolio) | Class B
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%	[3]
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	2.28%	[2]
(Lifestyle Aggressive Portfolio) | Class C
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	2.20%	[2]
(Lifestyle Growth Portfolio) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.45%	[2]
(Lifestyle Growth Portfolio) | Class B
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	2.16%	[2]
(Lifestyle Growth Portfolio) | Class C
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	2.15%	[2]
(Lifestyle Balanced Portfolio) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.22%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.41%	[2]
(Lifestyle Balanced Portfolio) | Class B
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	2.14%	[2]
(Lifestyle Balanced Portfolio) | Class C
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	2.11%	[2]
(Lifestyle Moderate Portfolio) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.37%	[2]
(Lifestyle Moderate Portfolio) | Class B
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	2.10%	[2]
(Lifestyle Moderate Portfolio) | Class C
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	2.08%	[2]
(Lifestyle Conservative Portfolio) | Class A
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.22%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.32%	[2]
(Lifestyle Conservative Portfolio) | Class B
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	2.06%	[2]
(Lifestyle Conservative Portfolio) | Class C
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	2.02%	[2]
(Lifestyle Aggressive Portfolio) | Class R1
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.21%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.93%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.93%
(Lifestyle Aggressive Portfolio) | Class R2
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.25%
Other Expenses	15.99%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	17.46%	[2]
Contractual expense reimbursement	(15.92%)	[5]
Total annual fund operating expenses after expense reimbursements	1.54%
(Lifestyle Aggressive Portfolio) | Class R3
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.18%
Service plan fee	0.15%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.80%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.80%
(Lifestyle Aggressive Portfolio) | Class R4
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.15%	[6]
Other Expenses	0.20%
Service plan fee	0.10%	[4]
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.42%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.42%
(Lifestyle Aggressive Portfolio) | Class R5
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	none
Other Expenses	0.17%
Service plan fee	0.05%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.19%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.19%
(Lifestyle Growth Portfolio) | Class R1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.14%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.81%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.81%
(Lifestyle Growth Portfolio) | Class R2
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other Expenses	15.91%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	17.33%	[2]
Contractual expense reimbursement	(15.83%)	[5]
Total annual fund operating expenses after expense reimbursements	1.50%
(Lifestyle Growth Portfolio) | Class R3
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.12%
Service plan fee	0.15%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.69%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.69%
(Lifestyle Growth Portfolio) | Class R4
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.15%	[6]
Other Expenses	0.12%
Service plan fee	0.10%	[4]
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.29%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.29%
(Lifestyle Growth Portfolio) | Class R5
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	none
Other Expenses	0.10%
Service plan fee	0.05%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	1.07%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.07%
(Lifestyle Balanced Portfolio) | Class R1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.13%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.77%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.77%
(Lifestyle Balanced Portfolio) | Class R2
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other Expenses	16.04%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	17.43%	[2]
Contractual expense reimbursement	(15.97%)	[5]
Total annual fund operating expenses after expense reimbursements	1.46%
(Lifestyle Balanced Portfolio) | Class R3
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.09%
Service plan fee	0.15%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.63%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.63%
(Lifestyle Balanced Portfolio) | Class R4
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.15%	[6]
Other Expenses	0.08%
Service plan fee	0.10%	[4]
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.22%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.22%
(Lifestyle Balanced Portfolio) | Class R5
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	none
Other Expenses	0.08%
Service plan fee	0.05%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	1.02%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.02%
(Lifestyle Moderate Portfolio) | Class R1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.21%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.80%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.80%
(Lifestyle Moderate Portfolio) | Class R2
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other Expenses	15.74%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	17.08%	[2]
Contractual expense reimbursement	(15.66%)	[5]
Total annual fund operating expenses after expense reimbursements	1.42%
(Lifestyle Moderate Portfolio) | Class R3
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.19%
Service plan fee	0.15%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.68%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.68%
(Lifestyle Moderate Portfolio) | Class R4
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.15%	[6]
Other Expenses	0.19%
Service plan fee	0.10%	[4]
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.28%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.28%
(Lifestyle Moderate Portfolio) | Class R5
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	none
Other Expenses	0.18%
Service plan fee	0.05%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	1.07%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.07%
(Lifestyle Conservative Portfolio) | Class R1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.29%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.84%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.84%
(Lifestyle Conservative Portfolio) | Class R2
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other Expenses	10.10%
Service plan fee	0.25%	[4]
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	11.40%	[2]
Contractual expense reimbursement	(10.03%)	[5]
Total annual fund operating expenses after expense reimbursements	1.37%
(Lifestyle Conservative Portfolio) | Class R3
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.50%
Other Expenses	0.28%
Service plan fee	0.15%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.73%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.73%
(Lifestyle Conservative Portfolio) | Class R4
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.15%	[6]
Other Expenses	0.21%
Service plan fee	0.10%	[4]
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.26%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.26%
(Lifestyle Conservative Portfolio) | Class R5
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	none
Other Expenses	0.22%
Service plan fee	0.05%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	1.07%	[2]
Contractual expense reimbursement	none
Total annual fund operating expenses after expense reimbursements	1.07%
(Lifestyle Aggressive Portfolio) | Class R6
Operating Expenses:
Management fee	0.05%
Other expenses	2.52%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	3.49%	[2]
Contractual expense reimbursement	(2.45%)	[7]
Total annual fund operating expenses after expense reimbursements	1.04%
(Lifestyle Growth Portfolio) | Class R6
Operating Expenses:
Management fee	0.04%
Other expenses	2.19%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	3.11%	[2]
Contractual expense reimbursement	(2.12%)	[7]
Total annual fund operating expenses after expense reimbursements	0.99%
(Lifestyle Balanced Portfolio) | Class R6
Operating Expenses:
Management fee	0.04%
Other expenses	1.11%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	2.00%	[2]
Contractual expense reimbursement	(1.04%)	[7]
Total annual fund operating expenses after expense reimbursements	0.96%
(Lifestyle Moderate Portfolio) | Class R6
Operating Expenses:
Management fee	0.04%
Other expenses	4.75%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	5.59%	[2]
Contractual expense reimbursement	(4.68%)	[7]
Total annual fund operating expenses after expense reimbursements	0.91%
(Lifestyle Conservative Portfolio) | Class R6
Operating Expenses:
Management fee	0.04%
Other expenses	2.46%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	3.26%	[2]
Contractual expense reimbursement	(2.39%)	[7]
Total annual fund operating expenses after expense reimbursements	0.87%
(Lifestyle Aggressive Portfolio) | Class 1
Operating Expenses:
Management fee	0.05%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.92%	[1]
Total annual fund operating expenses	1.04%	[2]
(Lifestyle Growth Portfolio) | Class 1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	0.99%	[2]
(Lifestyle Balanced Portfolio) | Class 1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	0.96%	[2]
(Lifestyle Moderate Portfolio) | Class 1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	0.91%	[2]
(Lifestyle Conservative Portfolio) | Class 1
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.02%
Acquired fund fees and expenses	0.76%	[1]
Total annual fund operating expenses	0.87%	[2]
(Lifestyle Growth Portfolio) | Class 5
Operating Expenses:
Management fee	0.04%
Distribution and service (12b-1) fees	0.02%
Acquired fund fees and expenses	0.88%	[1]
Total annual fund operating expenses	0.94%	[2]
(Lifestyle Balanced Portfolio) | Class 5
Operating Expenses:
Management fee	0.04%
Other expenses	0.02%
Acquired fund fees and expenses	0.85%	[1]
Total annual fund operating expenses	0.91%	[2]
(Lifestyle Moderate Portfolio) | Class 5
Operating Expenses:
Management fee	0.04%
Other expenses	0.02%
Acquired fund fees and expenses	0.80%	[1]
Total annual fund operating expenses	0.86%	[2]

[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	"Other expenses" include the recoupment of previous waivers and reimbursements equal to 0.03%, subject to an expense limitation of 1.29% for Class B shares (which excludes certain fund level expenses, such as (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense). The current expense limitation agreement expires on April 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.
[5]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R2 shares of the fund in an amount equal to the amount by which the "Expenses" of the share class exceed 0.56% of the average annual net assets (on an annualized basis). "Expenses" means all expenses attributable to Class R2 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
[7]	The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the fund in an amount equal to the amount by which the "Expenses" of the share class exceed 0.05% of the average annual net assets (on an annualized basis). "Expenses" means all expenses attributable to Class R6 shares, excluding all fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.